Risk management (Details 10) $ in Millions	Dec. 31, 2022 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 1,115
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,550
Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,987
L I B O R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	12
L I B O R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	16
L I B O R 3 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	19
L I B O R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	655
L I B O R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	917
L I B O R 6 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,179
S O F R 3 M M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	84
S O F R 3 M M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	109
S O F R 3 M M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	135
S O F R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	17
S O F R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	23
S O F R 6 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	30
C D I [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	181
C D I [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	253
C D I [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	325
T J L P [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	70
T J L P [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	98
T J L P [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	126
Ibiritermo S.A. [member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	96
Ibiritermo S.A. [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	134
Ibiritermo S.A. [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 173